Debt (Details) - Schedule of Maturities of Long-Term Debt - USD ($) $ in Thousands	Sep. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Schedule Of Maturities Of Long Term Debt Abstract
2023		$ 4,970
2024		11,747
2025		169
2026		169
2027		931
Total debt	$ 17,358	19,416	$ 21,823
Less: Unamortized discount and debt issuance costs		23
Total maturities of long-term debt		$ 19,393